SUBSIDIARIES (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Ownership interests:
Subsidiary Ownership Percentage	100.00%
Cash and cash equivalents	$ 98,998,000	$ 103,100,000	$ 66,327,000	$ 49,218,000
Restricted Cash	146,552,000	145,725,000
Vessels and equipment, net	1,501,170,000	1,281,591,000
Total assets	1,956,202,000	1,721,219,000
Accrued Liabilities	21,700,000	20,088,000
Current portion of long-term debt	124,221,000	156,363,000
Amounts due to related parties	9,851,000	5,989,000
Long-term debt	908,311,000	733,108,000
Total liabilities	1,354,463,000	1,151,092,000
Total equity	601,739,000	570,127,000	241,544,000	298,033,000
Total liabilities and equity	1,956,202,000	1,721,219,000
PT Pesona [Member]
Ownership interests:
Percentage Owned by Third Party	51.00%
Faraway Maritime Shipping Company [Member]
Ownership interests:
Subsidiary Ownership Percentage	60.00%
PT Golar Indonesia
Ownership interests:
Cash and cash equivalents	17,181,000	8,225,000
Restricted Cash	10,152,000	9,980,000
Vessels and equipment, net	333,152,000	354,255,000
Other Assets	13,545,000	9,056,000
Total assets	374,030,000	381,516,000
Accrued Liabilities	6,307,000	25,020,000
Current portion of long-term debt	14,300,000	14,300,000
Amounts due to related parties	188,323,000	189,835,000
Long-term debt	112,100,000	126,400,000
Other Liabilities	8,693,000	6,283,000
Total liabilities	329,723,000	361,838,000
Total equity	44,307,000	19,678,000
Total liabilities and equity	$ 374,030,000	$ 381,516,000